FAIR VALUE MEASUREMENT - Schedule of financial assets and liabilities measured at fair value (Details) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Assets:
Listed equity securities	¥ 91,370	$ 14,003